SCHEDULE OF CUSTOMER CONCENTRATIONS (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	90.00%			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	47.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	21.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[1]	14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					28.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer K [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					13.00%
Net Purchase [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	52.00%			[2],[3]
Net Purchase [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	31.00%			[2],[3]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%				[2]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		[2]			18.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					14.00%

[1]	represent percentage less than 10%
[2]	represent percentage less than 10%
[3]	represent percentage less than 10%